Other Financial Assets - Schedule of Other Trade Deposits and Loans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Provision for lifetime expected credit losses	$ 0	$ 88	$ 8
Other Trade Deposits With No Significant Increase In Credit Risk [Member]
Disclosure of financial assets [line items]
Provision for expected credit loss financial assets	6	4
Other Trade Deposits With Significant Increase In Credit Risk [Member]
Disclosure of financial assets [line items]
Provision for expected credit loss financial assets	17	19
Trade deposits and loans [member]
Disclosure of financial assets [line items]
Provision for lifetime expected credit losses	$ (15)	$ (15)